Shareholders' Equity (Details) - Schedule of option activity for options to employees, officers and directors - $ / shares		1 Months Ended	12 Months Ended
		Oct. 31, 2020	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Shareholders' Equity (Details) - Schedule of option activity for options to employees, officers and directors [Line Items]
Number of options, Outstanding at beginning of period			1,264,868	1,639,792		706,728
Weighted average exercise price, Outstanding at beginning of period	[1]		$ 6.14
Weighted average remaining contractual life, Outstanding at beginning of period			7 years 6 months	8 years 10 months 24 days		4 years 10 months 24 days
Number of options, Granted			1,058,890			1,502,248
Weighted average exercise price, Granted			$ 1.85
Number of options, Exercised		(139,216)	(1,672)	(20,724)
Weighted average exercise price, Exercised			$ 6.14
Number of options, Forfeited			(421,190)	(354,200)		(569,184)
Weighted average exercise price, Forfeited			$ 6.14
Number of options, Outstanding at end of period			1,900,896	1,264,868		1,639,792
Weighted average exercise price, Outstanding at end of period			$ 2.2	$ 6.14	[1]
Weighted average remaining contractual life, Outstanding at end of period			8 years 2 months 12 days	7 years 6 months		6 years 6 months
Number of options, Exercisable at end of period			805,062	683,723		595,980
Weighted average exercise price, Exercisable at end of period			$ 2.46
Weighted average remaining contractual life, Exercisable at end of period			6 years 7 months 6 days	7 years 4 months 24 days		6 years 9 months 18 days
Minimum [Member]
Shareholders' Equity (Details) - Schedule of option activity for options to employees, officers and directors [Line Items]
Weighted average exercise price, Outstanding at beginning of period			$ 6.14	$ 6.14		$ 6.14
Weighted average exercise price, Granted						6.14
Weighted average exercise price, Exercised				6.14
Weighted average exercise price, Forfeited				6.14		6.14
Weighted average exercise price, Outstanding at end of period				6.14		6.14
Weighted average exercise price, Exercisable at end of period				$ 6.14		$ 6.14

[1]	Regarding repricing during 2022, see Note 8E(3)(k) below.